UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

ITEM 1.	Schedule of Investments

Schedule of Investments     ½     May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 41.3%
Commercial Loans — 41.1%
45755 Five Mile Road, Plymouth Township, MI, 4.13%, 1/1/19 Δ	12/30/13	$1,071,291	$1,071,291	$1,071,291
Apple Valley Retail Center, Apple Valley, MN, 4.78%, 10/1/23	9/26/13	1,474,255	1,474,255	1,547,968
Carl’s Jr., Idaho Springs, CO, 4.13%, 5/1/23	4/23/13	1,452,249	1,452,249	1,475,633
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	2,028,997	2,028,997	2,130,447
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,784,193	1,784,193	1,873,403
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 §	9/9/02	1,095,942	1,095,942	700,951
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,215,643	1,215,643	1,276,425
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,951,727	1,951,727	1,971,244
Palace Court, Santa Fe, NM, 4.88%, 8/1/15 ¶	10/2/06	1,858,913	1,858,913	988,942
Park Place, Northbrook, IL, 5.23%, 12/1/23	11/15/13	2,480,284	2,480,284	2,604,298
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,269,291	1,269,291	1,297,206
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,607,812	1,607,812	1,623,889
Storage Place, Tucson, AZ, 5.88%, 6/1/19 ¶	5/23/14	1,200,000	1,200,000	1,236,000

			20,490,597	19,797,697

Single Family Loans — 0.2%
American Portfolio, 1 loan, California, 2.63%, 1/1/17	7/18/95	7,383	7,033	7,341
Bank of New Mexico, 1 loan, New Mexico, 3.38%, 2/1/18	5/31/96	13,452	13,452	13,849
Bluebonnet Savings & Loan, 1 loan, Texas, 2.63%, 11/1/15	5/22/92	7,722	7,722	7,785
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.25%, 8/1/19	9/9/92	26,824	25,482	27,628
Nomura III, 1 loan, California, 3.63%, 5/1/19	9/29/95	29,184	26,381	29,524

			80,070	86,127

Total Whole Loans			20,570,667	19,883,824

Corporate Note ¥ ¶ — 7.3%
Fixed Rate — 7.3%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,500,000

Corporate Bonds — 34.9%
Real Estate Investment Trusts — 34.9%
BioMed Realty, 4.25%, 7/15/22		470,000	490,230	486,616
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		1,500,000	1,485,724	1,516,414
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,419,613	1,451,877
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,498,224	1,422,924
Essex Portfolio, 3.63%, 8/15/22 ☒		679,000	648,630	687,796
Health Care REIT, 3.75%, 3/15/23		490,000	494,271	495,094
Hospitality Properties, 4.65%, 3/15/24		400,000	406,190	412,013
Host Hotels & Resorts, 5.25%, 3/15/22		495,000	511,315	548,890
Liberty Property, 3.38%, 6/15/23 ☒		1,500,000	1,496,852	1,467,679
Mid-America Apartments, 4.30%, 10/15/23 ☒		1,170,000	1,166,335	1,218,623
National Retail Properties, 3.80%, 10/15/22		1,225,000	1,262,436	1,252,745
Post Apartment Homes, 3.38%, 12/1/22		395,000	394,778	385,514
Realty Income, 4.65%, 8/1/23		265,000	268,730	284,847
Senior Housing Properties, 5.63%, 8/1/42 ☒		525,000	512,400	488,880
Ventas Realty, 4.75%, 6/1/21 ☒		1,350,000	1,458,963	1,490,917
Ventas Realty, 5.45%, 3/15/43		1,605,650	1,613,463	1,542,709
Weingarten Realty Investors, 3.38%, 10/15/22 ☒		1,700,000	1,701,350	1,672,887

Total Corporate Bonds			16,829,504	16,826,425

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
U.S. Government Agency Mortgage-Backed Securities — 12.6%
Fixed Rate — 12.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a	$85,028	$85,796	$90,278
9.00%, 7/1/30, #C40149	27,376	27,844	32,451
5.00%, 5/1/39, #G05430 a	342,485	350,205	377,214
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	22,939	23,032	23,712
5.00%, 7/1/18, #724954 a	398,471	398,298	423,803
6.50%, 6/1/29, #252497 a	33,392	33,250	37,862
7.50%, 5/1/30, #535289 a	11,109	10,869	12,654
8.00%, 5/1/30, #538266 a	6,596	6,543	6,907
6.00%, 5/1/31, #535909 a	48,497	48,677	55,159
6.50%, 11/1/31, #613339 a	31,785	32,249	35,817
5.50%, 7/1/33, #720735 a	380,485	377,397	425,361
5.00%, 7/1/39, #935588 a	220,900	225,412	244,291
4.00%, 12/1/40, #AB1959 a	830,451	828,320	881,244
4.00%, 12/1/40, #MA0583 a	381,267	385,190	404,587
4.00%, 1/1/41, #MA0614 a	617,953	612,214	655,750
3.50%, 3/1/41, #AE0981 a	1,112,416	1,146,374	1,148,159
3.50%, 3/1/42, #AB4749 a	1,175,978	1,214,598	1,213,762

Total U.S. Government Agency Mortgage-Backed Securities		5,806,268	6,069,011

Preferred Stocks — 40.3%
Real Estate Investment Trusts — 40.3%
Alexandria Real Estate Equities, Series E ☒	60,403	1,530,438	1,519,136
Boston Properties, Series B ☒	63,450	1,516,775	1,437,143
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,500,012
Digital Realty, Series E ☒	48,414	1,231,102	1,238,430
Digital Realty, Series F ☒	6,000	152,580	149,520
Digital Realty, Series G	4,905	110,407	109,038
Duke Realty, Series J ☒	2,100	52,246	52,828
Duke Realty, Series L ☒	8,750	167,300	218,750
Equity Residential Properties, Series K ☒	10,000	557,500	628,750
Health Care REIT, Series J ☒	57,700	1,490,045	1,487,506
Hospitality Properties, Series D ☒	29,652	803,366	772,138
Kimco Realty, Series H	6,400	159,360	167,040
Kimco Realty, Series I	9,141	228,777	228,251
Kimco Realty, Series J ☒	20,000	503,000	458,200
Kimco Realty, Series K	6,519	167,212	151,828
National Retail Properties, Series D ☒	59,996	1,522,323	1,524,276
National Retail Properties, Series E	1,500	29,250	34,875
PS Business Parks, Series R ☒	9,500	234,175	244,815
PS Business Parks, Series S	24,291	606,546	618,449
PS Business Parks, Series T ☒	24,875	617,919	605,706
Public Storage, Series T	3,859	99,948	94,854
Public Storage, Series U ☒	41,000	954,300	987,690
Public Storage, Series V	2,960	75,036	67,991
Public Storage, Series W	11,000	277,750	247,500
Realty Income, Series E ☒	38,666	754,155	983,663
Realty Income, Series F	12,000	320,160	307,560
Regency Centers, Series F ☒	47,900	1,292,250	1,231,030
Regency Centers, Series G	5,000	126,900	120,350
Simon Property Group, Series J ☒	11,000	511,500	737,000
Vornado Realty, Series G ☒	30,000	483,000	764,400

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶
Vornado Realty, Series J	3,614	$89,989	$95,699
Vornado Realty, Series K ☒	12,007	303,697	284,326
Vornado Realty, Series L	4,000	98,600	91,840
Weingarten Realty Investors, Series F ☒	10,929	260,657	277,159

Total Preferred Stocks		18,837,087	19,437,753

Total Unaffiliated Investments		65,543,526	65,717,013

Short-Term Investment — 3.5%
First American Prime Obligations Fund, Class Z, 0.02% W	1,682,658	1,682,658	1,682,658

Total Investments ▲ — 139.9%		$67,226,184	$67,399,671

Other Assets and Liabilities, Net — (39.9)%			(19,219,157)

Total Net Assets — 100.0%			$48,180,514

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

¶	The fund’s investments in whole loans (single family and commercial) are generally not traded in any organized market therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price, which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

The fund’s investments in real estate acquired through foreclosure are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

As of May 31, 2014, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2014, the total fair value of these securities was $23,383,824 or 48.5% of total net assets.

p	Interest rates on commercial and single family loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2014. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2014.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2014.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2014, securities valued at $28,520,475 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$13,800,000	1.00%	$384

*	Interest rate as of May 31, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

Description of collateral:

Corporate Bonds
Brandywine Operating Partnership, 3.95%, 2/15/23, $1,500,000 par
CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par
Digital Realty, 3.63%, 10/1/22, $1,500,000 par
Essex Portfolio, 3.63%, 8/15/22, $679,000 par
Liberty Property, 3.38%, 6/15/23, $1,500,000 par
Mid-America Apartments, 4.30%, 10/15/23, $1,170,000 par
Senior Housing Properties, 5.63%, 8/1/42, $525,000 par
Ventas Realty, 4.75%, 6/1/21, $1,350,000 par
Weingarten Realty Investors, 3.38%, 10/15/22, $1,700,000 par

Preferred Stocks
Alexandria Real Estate Equities, Series E, 60,403 shares
Boston Properties, Series B, 63,450 shares
CommonWealth REIT, Series E, 58,480 shares
Digital Realty, Series E, 48,414 shares
Digital Realty, Series F, 6,000 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series L, 8,750 shares
Equity Residential Properties, Series K, 10,000 shares
Health Care REIT, Series J, 57,700 shares
Hospitality Properties, Series D, 29,652 shares
Kimco Realty, Series J, 20,000 shares
National Retail Properties, Series D, 59,996 shares
PS Business Parks, Series R, 9,500 shares
PS Business Parks, Series T, 24,875 shares
Public Storage, Series U, 41,000 shares
Realty Income, Series E, 38,666 shares
Regency Centers, Series F, 47,900 shares
Simon Property Group, Series J, 11,000 shares
Vornado Realty, Series G, 30,000 shares
Vornado Realty, Series K, 12,007 shares
Weingarten Realty Investors, Series F, 10,929 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2014, securities valued at $6,036,560 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,697,000	5/7/14	0.37%	6/5/14	$1,698	(1)

*	Interest rate as of May 31, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $85,028 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $342,485 par

Federal National Mortgage Association, 6.00%, 10/1/16, $22,939 par

Federal National Mortgage Association, 5.00%, 7/1/18, $398,471 par

Federal National Mortgage Association, 6.50%, 6/1/29, $33,392 par

Federal National Mortgage Association, 7.50%, 5/1/30, $11,109 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,596 par

Federal National Mortgage Association, 6.00%, 5/1/31, $48,497 par

Federal National Mortgage Association, 6.50%, 11/1/31, $31,785 par

Federal National Mortgage Association, 5.50%, 7/1/33, $380,485 par

Federal National Mortgage Association, 5.00%, 7/1/39, $220,900 par

Federal National Mortgage Association, 4.00%, 12/1/40, $830,451 par

Federal National Mortgage Association, 4.00%, 12/1/40, $381,267 par

Federal National Mortgage Association, 4.00%, 1/1/41, $617,953 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,112,416 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,175,978 par

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2014.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $67,226,184. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,048,819
Gross unrealized depreciation	(1,875,332)

Net unrealized appreciation	$173,487

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$19,883,824	$19,883,824
Corporate Note	—	—	3,500,000	3,500,000
Corporate Bonds	2,031,589	14,794,836	—	16,826,425
U.S. Government Agency Mortgage-Backed Securities	—	6,069,011	—	6,069,011
Preferred Stocks	19,437,753	—	—	19,437,753
Short-Term Investment	1,682,658	—	—	1,682,658

Total Investments	$23,152,000	$20,863,847	$23,383,824	$67,399,671

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Real Estate Owned	Total Fair Value
Balance as of August 31, 2013	$13,719,843	$3,535,000	$1,700,000	$18,954,843
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	595	—	(1,633,827)	(1,633,232)
Net change in unrealized appreciation or depreciation	327,452	(35,000)	1,489,940	1,782,392
Purchases	6,340,000	—	—	6,340,000
Sales	(504,066)	—	(1,556,113)	(2,060,179)

Balance as of May 31, 2014	$19,883,824	$3,500,000	$—	$23,383,824

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2014	$327,452	$(35,000)	$—	292,452

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

During the period ended May 31, 2014, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial Whole Loans

Commercial whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio (ASP)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial Whole Loans	$5,021,758	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	1.97% – 2.13% (2.01%) 0.76 – 1.61(1.30)
Commercial Whole Loans and Corporate Notes	17,286,997	Price Ceiling	N/A	N/A
Commercial Whole Loans	988,942	Price Floor	Loss Severity	46.8%
Single Family Whole Loans	58,499	Discounted Cash Flow	Yield Spread	1.45% – 3.00% (2.43%)
Single Family Whole Loans	27,628	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2014